Finance Lease, Right-of-use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments	The annual lease payments under the Titanship bareboat charter agreement are as follows:

Twelve month periods ending December 31,	Amount
2024	22,676
Total undiscounted lease payments	22,676
Less: Discount based on incremental borrowing rate	(898)
Present value of finance lease liabilities	21,778

Finance lease liability, current	21,778
Finance lease liability, non-current	-
Present value of finance lease liabilities	21,778